Schedule of convertible notes (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Convertible notes payable		$ 4,929	$ 29,073
Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Convertible notes payable		$ 46,377	46,377
Madam Chong Ah Kaw [Member]
Line of Credit Facility [Line Items]
Terms		Automatically be converted into the 167 of the Company’s ordinary shares on maturity date
Madam Chong Ah Kaw [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Lender Name	[1]	Madam Chong Ah Kaw
Maturities		Jan. 01, 2025
Interest Rate		6.00%
Convertible notes payable			22,365
Sarina Binti Md Amin [Member]
Line of Credit Facility [Line Items]
Terms		Automatically be converted into the 33 of the Company’s ordinary shares on maturity date
Sarina Binti Md Amin [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Lender Name	[2]	Sarina Binti Md Amin
Maturities		Feb. 01, 2025
Interest Rate		6.00%
Convertible notes payable		$ 4,929	4,472
Rosli Bln Abd Latlf [Member]
Line of Credit Facility [Line Items]
Terms		Automatically be converted into the 17 of the Company’s ordinary shares on maturity date
Rosli Bln Abd Latlf [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Lender Name	[2]	Rosli Bin Abd Latif
Maturities		Jan. 25, 2025
Interest Rate		6.00%
Convertible notes payable			$ 2,236
8i Holdings 2 Ptd Ltd [Member] | Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Lender Name	[3]	8i Enterprises Pte. Ltd
Maturities	[4]		Dec. 31, 2025
Interest Rate		0.00%
Terms	[3]	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $25.4 per shares at any time and from time to time.
Convertible notes payable		$ 22,373	$ 22,373
Meng Dong James Tan [Member] | Convertible Notes Related Parties [Member]
Line of Credit Facility [Line Items]
Lender Name	[5]	Meng Dong (“James”) Tan
Maturities	[6]		Dec. 31, 2025
Interest Rate		0.00%
Terms	[5]	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $25.4 per shares at any time and from time to time.
Convertible notes payable		$ 24,004	$ 24,004

[1]	In January 2025, the Company has issued 167 shares of its ordinary shares to Madam Chong Ah Kaw in connection with the conversion of the convertible note.
[2]	As of the date these financial statements were issued, the Company had initiated the conversion of the notes held by Sarina Binti Md Amin into 33 unregistered ordinary shares, with the settlement of such conversion currently in progress.
[3]	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte Ltd. Mr. Tan has sole voting and dispositive power over the shares.
[4]	Since May 15, 2023, 8i Enterprises Pte Ltd (“8iEPL”), a company owned by Mr. Tan, has been rendering certain advisory services for the Company. Pursuant to a certain Settlement Agreement between the Company and 8iEPL dated March 15, 2024 (the “8iEPL Settlement Agreement”), the Company has agreed to pay 8iEPL for a total sum of $180,000 for such advisory services (the “Services Payment”). Between May 15, 2023 and February 28, 2024, the Company has borrowed from 8iEPL an aggregate amount of $712,254, or a total of $731,373 with unpaid and accrued interests at 8% per annum (the “8iEPL Loan”). Pursuant to the 8iEPL Settlement Agreement, the Company has agreed to pay 8iEPL in full satisfaction of both the Services Payment and the 8iEPL Loan in the form a convertible note in the aggregate amount of $911,373 (“8iEPL Convertible Note”). In April 2024, 8iEPL assigned $889,000 of 8iEPL Convertible Note to a third party and it was converted into 35,000 shares of the Company’s ordinary shares. Subsequently, in April 2025, a Convertible Note Extension Agreement was executed to: (i) extend the remaining 8iEPLConvertible Note’s maturity date to December 31, 2025; and (ii) provide that the outstanding unpaid balance will accrue no interest through that date. In March 2026, such balance has been fully repaid in cash by the Company.
[5]	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.
[6]	On May 26, 2023, the Company borrowed from Meng Dong (“James”) Tan, a significant shareholder of the Company, an aggregate amount of $22,500, or a total of $24,004 with unpaid and accrued interests at 8% per annum (the “James Tan Loan”). Pursuant to a Settlement Agreement between the Company and Mr. Tan dated March 15, 2024 (the “James Tan Settlement Agreement”), the Company has agreed to issue Mr. Tan a convertible note in the aggregate amount of $24,004 (the “James Tan Convertible Note”) in full satisfaction of the James Tan Loan. Subsequently, in April 2025, a Convertible Note Extension Agreement was executed to: (i) extend the James Tan Convertible Note’s maturity date to December 31, 2025; and (ii) provide that the outstanding unpaid balance will accrue no interest through that date. In March 2026, such balance has been fully repaid in cash by the Company.